UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—April 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2020 Vanguard Windsor™ Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	18

Liquidity Risk Management	20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Windsor Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$865.42	$1.35
Admiral™ Shares	1,000.00	865.67	0.88
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.42	$1.46
Admiral Shares	1,000.00	1,023.92	0.96

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares and 0.19% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Windsor Fund

Fund Allocation

As of April 30, 2020

Communication Services	9.0%
Consumer Discretionary	8.9
Consumer Staples	5.8
Energy	5.4
Financials	21.1
Health Care	14.6
Industrials	8.3
Information Technology	12.4
Materials	4.7
Real Estate	5.8
Utilities	4.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective report-ing period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Windsor Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (98.0%)
Communication Services (8.8%)
*	T-Mobile US Inc.	4,240,545	372,320
	Comcast Corp. Class A	9,205,887	346,417
	Verizon Communications Inc.	3,445,769	197,959
*	Electronic Arts Inc.	1,396,925	159,613
*	Alphabet Inc. Class A	95,430	128,516
	Interpublic Group of Cos. Inc.	4,983,648	84,622
*,^	Match Group Inc.	1,003,300	77,214
	AT&T Inc.	1,208,041	36,809
			1,403,470
Consumer Discretionary (8.7%)
	Expedia Group Inc.	2,832,969	201,084
*	Dollar Tree Inc.	2,368,277	188,681
	VF Corp.	2,478,700	144,013
	Lear Corp.	1,463,465	142,907
	General Motors Co.	6,093,064	135,814
	Ford Motor Co.	21,565,427	109,768
	Las Vegas Sands Corp.	2,242,600	107,690
	Newell Brands Inc.	5,957,934	82,696
	PVH Corp.	1,654,664	81,459
	Gildan Activewear Inc.	5,742,068	80,044
*	Mohawk Industries Inc.	745,450	65,391
	Royal Caribbean Cruises Ltd.	915,200	42,804
^	Carnival Corp.	504,655	8,024
			1,390,375
Consumer Staples (5.7%)
	Philip Morris International Inc.	3,952,576	294,862
	Sysco Corp.	4,154,300	233,762
	Keurig Dr Pepper Ord Shs	6,278,200	166,121
	Archer-Daniels-Midland Co.	3,353,677	124,556
*	US Foods Holding Corp.	2,347,439	50,470
	Kellogg Co.	570,756	37,385
			907,156

Energy (5.3%)
	Halliburton Co.	14,265,511	149,788
	Canadian Natural Resources Ltd.	8,686,172	145,580
	Concho Resources Inc.	2,266,480	128,555
	Diamondback Energy Inc.	2,398,016	104,410
	National Oilwell Varco Inc.	7,634,325	96,498
^	Royal Dutch Shell plc ADR	2,272,791	75,297
	Exxon Mobil Corp.	1,472,730	68,438
	Baker Hughes Co.	4,166,405	58,121
	Cenovus Energy Inc.	6,621,254	24,101
			850,788
Financials (20.7%)
	Bank of America Corp.	18,766,156	451,326
	MetLife Inc.	7,827,503	282,416
	Citigroup Inc.	4,998,048	242,705
	Raymond James Financial Inc.	3,454,971	227,752
	Equitable Holdings Inc.	10,526,712	192,849
	TD Ameritrade Holding Corp.	4,823,596	189,423
*	Athene Holding Ltd. Class A	5,209,165	140,647
	American International Group Inc.	5,078,984	129,159
	Morgan Stanley	3,128,833	123,370
	M&T Bank Corp.	1,088,197	121,965
	JPMorgan Chase & Co.	1,218,510	116,685
	Capital One Financial Corp.	1,797,232	116,389
	Charles Schwab Corp.	2,826,700	106,623
	Zions Bancorp NA	3,245,453	102,589
	London Stock Exchange Group plc	1,085,429	101,593
	Wells Fargo & Co.	3,377,478	98,116
	Voya Financial Inc.	2,064,001	93,231
	Goldman Sachs Group Inc.	493,525	90,522

4

Windsor Fund

			Market
			Value•
		Shares	($000)
	Unum Group	4,203,351	73,348
	Prudential Financial Inc.	994,725	62,041
	ING Groep NV ADR	10,549,795	58,024
	Fifth Third Bancorp	2,159,384	40,359
	KeyCorp	3,143,625	36,623
	Axis Capital Holdings Ltd.	896,994	32,830
	UBS Group AG	2,753,680	29,630
	KKR & Co. Inc. Class A	876,027	22,085
	Assurant Inc.	125,136	13,294
	Invesco Ltd.	695,225	5,993
			3,301,587
Health Care (14.4%)
	CVS Health Corp.	5,690,985	350,280
	UnitedHealth Group Inc.	995,402	291,125
	Bristol-Myers Squibb Co.	4,475,984	272,185
	Medtronic plc	2,466,197	240,775
*	Centene Corp.	2,493,294	166,004
	Dentsply Sirona Inc.	3,382,400	143,549
	Anthem Inc.	454,500	127,592
	McKesson Corp.	814,478	115,045
	Eli Lilly and Co.	606,554	93,797
*	Regeneron Pharmaceuticals Inc.	162,800	85,613
	Amgen Inc.	339,895	81,310
*	Mylan NV	4,389,901	73,619
	Pfizer Inc.	1,888,111	72,428
	Koninklijke Philips NV	1,419,559	61,882
	Cigna Corp.	298,096	58,361
	Cardinal Health Inc.	1,130,272	55,926
			2,289,491
Industrials (8.1%)
	Westinghouse Air Brake Technologies Corp.	4,887,890	275,775
	Raytheon Technologies Corp.	2,615,385	169,503
	General Electric Co.	19,315,466	131,345
*	Uber Technologies Inc.	4,270,900	129,280
	Stanley Black & Decker Inc.	1,156,483	127,444
	JB Hunt Transport Services Inc.	1,176,586	118,976
	Ferguson plc	1,221,153	88,049
*	Middleby Corp.	978,484	54,433
	Parker-Hannifin Corp.	317,760	50,244
	Dover Corp.	281,597	26,372
			1,290,705
Information Technology (12.1%)
	Intel Corp.	5,617,207	336,920
*	Micron Technology Inc.	4,838,824	231,731
	Cisco Systems Inc.	4,884,497	207,005
	Broadcom Inc.	730,621	198,451
	KLA Corp.	1,073,171	176,097
*	FleetCor Technologies Inc.	531,200	128,152
	Amdocs Ltd.	1,913,309	123,294
	Cognizant Technology Solutions Corp. Class A	1,962,403	113,859
	Oracle Corp.	1,821,644	96,492
	Hewlett Packard Enterprise Co.	9,494,924	95,519
	Global Payments Inc.	468,705	77,814
	Samsung Electronics Co. Ltd.	1,863,975	76,642
	Juniper Networks Inc.	1,836,089	39,660
	Genpact Ltd.	912,299	31,410
			1,933,046
Materials (4.6%)
	FMC Corp.	2,003,391	184,112
	Reliance Steel & Aluminum Co.	1,606,245	143,887
	Celanese Corp.	1,573,563	130,716
	Dow Inc.	2,846,876	104,452
	PPG Industries Inc.	904,441	82,150
	Vulcan Materials Co.	686,452	77,549
*	Livent Corp.	2,292,561	14,214
			737,080
Real Estate (5.7%)
	Americold Realty Trust	5,755,465	176,060
	VICI Properties Inc.	8,891,700	154,893
	Prologis Inc.	1,524,800	136,058
	Digital Realty Trust Inc.	893,700	133,599
	Equinix Inc.	178,844	120,756
	Host Hotels & Resorts Inc.	8,839,808	108,818
	Camden Property Trust	577,551	50,865
	American Tower Corp.	137,686	32,769
			913,818
Utilities (3.9%)
	Exelon Corp.	7,363,942	273,055
	Duke Energy Corp.	2,314,539	195,949
	Edison International	1,357,090	79,675
	Avangrid Inc.	1,258,907	54,133
	Entergy Corp.	239,718	22,895
			625,707
Total Common Stocks
(Cost $16,117,492)			15,643,223

5

Windsor Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (3.2%)
Money Market Fund (1.9%)
1,2 Vanguard Market
Liquidity Fund,
0.522%	2,943,424	294,343

	Face
	Amount
	($000)
Repurchase Agreement (1.2%)
Bank of America Securities, LLC, 0.040%, 5/1/20 (Dated 4/30/20, Repurchase Value $198,300,000 collateralized by Federal National Mortgage Assn. 2.406%–9.500%, 5/25/20–2/1/50, Federal Home Loan Mortgage Corp. 2.500%–10.000%, 5/15/20–2/1/50, Government National Mortgage Assn. 3.000%, 4/20/2050, with a value of $202,266,000)	198,300	198,300

U.S. Government and Agency Obligations (0.1%)
[3] United States Cash
Management Bill,
0.100%–0.103%, 7/14/20	4,940	4,939
United States Cash
Management Bill,
0.116%, 9/29/20	12,700	12,693
[3] United States Treasury Bill,
1.551%, 5/14/20	2,000	2,000
[3] United States Treasury Bill,
1.128%, 6/4/20	1,160	1,160
		20,792
Total Temporary Cash Investments
(Cost $513,297)		513,435
Total Investments (101.2%)
(Cost $16,630,789)		16,156,658
Other Assets and Liabilities—
Net (-1.2%)[2,3]		(194,179)
Net Assets (100%)		15,962,479

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $149,106,000.
[1]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
[2]	Collateral of $166,596,000 was received for securities on loan.
[3]	Securities with a value of $4,994,000 and cash of $5,781,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	765	111,017	20,004

See accompanying Notes, which are an integral part of the Financial Statements.

6

Windsor Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,336,583)	15,862,315
Affiliated Issuers (Cost $294,206)	294,343
Total Investments in Securities	16,156,658
Investment in Vanguard	736
Cash	2,592
Cash Collateral Pledged—Futures Contracts	5,781
Receivables for Investment Securities Sold	40,190
Receivables for Accrued Income	12,125
Receivables for Capital Shares Issued	3,025
Variation Margin Receivable—Futures Contracts	1,578
Total Assets	16,222,685
Liabilities
Payables for Investment Securities Purchased	61,185
Collateral for Securities on Loan	166,596
Payables for Capital Shares Redeemed	22,481
Payables to Investment Advisor	2,078
Payables to Vanguard	7,866
Total Liabilities	260,206
Net Assets	15,962,479

At April 30, 2020, net assets consisted of:

Paid-in Capital	15,383,817
Total Distributable Earnings (Loss)	578,662
Net Assets	15,962,479

Investor Shares—Net Assets
Applicable to 231,844,103 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,985,220
Net Asset Value Per Share—Investor Shares	$17.19

Admiral Shares—Net Assets
Applicable to 206,587,015 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,977,259
Net Asset Value Per Share—Admiral Shares	$57.98

See accompanying Notes, which are an integral part of the Financial Statements.

7

Windsor Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	211,999
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	1,131
Interest—Affiliated Issuers	2,366
Securities Lending—Net	1,782
Total Income	217,278
Expenses
Investment Advisory Fees—Note B
Basic Fee	11,635
Performance Adjustment	(6,506)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,786
Management and Administrative—Admiral Shares	8,598
Marketing and Distribution—Investor Shares	208
Marketing and Distribution—Admiral Shares	299
Custodian Fees	51
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—Admiral Shares	25
Trustees’ Fees and Expenses	14
Total Expenses	19,141
Net Investment Income	198,137
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	951,501
Investment Securities Sold—Affiliated Issuers	36,199
Futures Contracts	(56,969)
Foreign Currencies	13
Realized Net Gain (Loss)	930,744
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(3,577,166)
Investment Securities—Affiliated Issuers	(32,928)
Futures Contracts	19,681
Foreign Currencies	(44)
Change in Unrealized Appreciation (Depreciation)	(3,590,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,461,576)

1	Dividends are net of foreign withholding taxes of $2,044,000.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Windsor Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	198,137	389,438
Realized Net Gain (Loss)	930,744	1,635,919
Change in Unrealized Appreciation (Depreciation)	(3,590,457)	25,651
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,461,576)	2,051,008
Distributions[1]
Investor Shares	(418,477)	(482,158)
Admiral Shares	(1,350,489)	(1,528,988)
Total Distributions	(1,768,966)	(2,011,146)
Capital Share Transactions
Investor Shares	437,827	63,089
Admiral Shares	559,132	678,063
Net Increase (Decrease) from Capital Share Transactions	996,959	741,152
Total Increase (Decrease)	(3,233,583)	781,014
Net Assets
Beginning of Period	19,196,062	18,415,048
End of Period	15,962,479	19,196,062

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Windsor Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.76	$22.02	$23.38	$19.70	$21.06	$21.98
Investment Operations

Net Investment Income	.207[1]	.419[1]	.417[1]	.363[1]	.394	.356[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.753)	1.700	(.753)	4.345	(.168)	.026
Total from Investment Operations	(2.546)	2.119	(.336)	4.708	.226	.382
Distributions
Dividends from Net Investment Income	(.239)	(.426)	(.378)	(.433)	(.317)	(.339)
Distributions from Realized Capital Gains	(1.785)	(1.953)	(.646)	(.595)	(1.269)	(.963)
Total Distributions	(2.024)	(2.379)	(1.024)	(1.028)	(1.586)	(1.302)
Net Asset Value, End of Period	$17.19	$21.76	$22.02	$23.38	$19.70	$21.06

Total Return[3]	-13.46%	11.59%	-1.69%	24.53%	1.27%	1.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,985	$4,549	$4,468	$5,191	$4,896	$5,379
Ratio of Total Expenses to
Average Net Assets[4]	0.29%	0.30%	0.31%	0.31%	0.30%	0.39%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.04%	1.76%	1.66%	2.01%	1.64%[2]
Portfolio Turnover Rate	27%	39%	33%	26%	26%	28%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.052 and 0.24%, respectively, resulting from income received from Covidien Ltd. in January 2015.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.05%), (0.05%), (0.05%), (0.06%), and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Windsor Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$73.41	$74.29	$78.88	$66.48	$71.04	$74.17
Investment Operations
Net Investment Income	.733[1]	1.484[1]	1.484[1]	1.295[1]	1.398	1.291[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(9.297)	5.735	(2.538)	14.650	(.545)	.062
Total from Investment Operations	(8.564)	7.219	(1.054)	15.945	.853	1.353
Distributions
Dividends from Net Investment Income	(.844)	(1.509)	(1.358)	(1.538)	(1.134)	(1.235)
Distributions from Realized Capital Gains	(6.022)	(6.590)	(2.178)	(2.007)	(4.279)	(3.248)
Total Distributions	(6.866)	(8.099)	(3.536)	(3.545)	(5.413)	(4.483)
Net Asset Value, End of Period	$57.98	$73.41	$74.29	$78.88	$66.48	$71.04

Total Return[3]	-13.43%	11.71%	-1.59%	24.63%	1.41%	1.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,977	$14,647	$13,948	$14,366	$11,703	$12,206
Ratio of Total Expenses to Average Net Assets[4]	0.19%	0.20%	0.21%	0.21%	0.20%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.14%	1.86%	1.76%	2.11%	1.74%[2]
Portfolio Turnover Rate	27%	39%	33%	26%	26%	28%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.177 and 0.24%, respectively, resulting from income received from Covidien Ltd. in January 2015.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.05%), (0.05%), (0.05%), (0.06%), and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Windsor Fund

Notes to Financial Statements

Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. In March 2020, the board of trustees approved a plan of reorganization whereby Vanguard Capital Value Fund would be reorganized into Vanguard Windsor Fund. The purpose of the reorganization is to consolidate the assets of the funds and allow Capital Value Fund shareholders to merge into a significantly larger fund with a similar investment objective, similar expenses, and the combined utilization of multiple investment advisors. The reorganization is expected to be completed in July 2020, and we anticipate it will qualify as a tax-free exchange under the Internal Revenue Code of 1986.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use

12

Windsor Fund

of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of

13

Windsor Fund

prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are

14

Windsor Fund

amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The investment advisory firms Wellington Management Company LLP and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2020, the aggregate investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a decrease of $6,506,000 (0.07%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the

FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $736,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Windsor Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	15,315,057	328,166	—	15,643,223
Temporary Cash Investments	294,343	219,092	—	513,435
Total	15,609,400	547,258	—	16,156,658
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,578	—	—	1,578

1 Represents variation margin on the last day of the reporting period.

E. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,630,789
Gross Unrealized Appreciation	2,481,390
Gross Unrealized Depreciation	(2,935,517)
Net Unrealized Appreciation (Depreciation)	(454,127)

F. During the six months ended April 30, 2020, the fund purchased $4,764,273,000 of investment securities and sold $5,116,617,000 of investment securities, other than temporary cash investments.

16

Windsor Fund

G. Capital share transactions for each class of shares were:

		Six Months Ended		Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	534,543	32,010	337,518	16,763
Issued in Lieu of Cash Distributions	406,594	19,179	468,025	25,211
Redeemed	(503,310)	(28,339)	(742,454)	(35,854)
Net Increase (Decrease)—Investor Shares	437,827	22,850	63,089	6,120
Admiral Shares
Issued	455,778	7,427	797,705	11,373
Issued in Lieu of Cash Distributions	1,264,598	17,689	1,434,609	22,917
Redeemed	(1,161,244)	(18,054)	(1,554,251)	(22,522)
Net Increase (Decrease)—Admiral Shares	559,132	7,062	678,063	11,768

H. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	415,193	NA1	NA1	(185)	121	2,366	—	294,343
Vanguard Value ETF	61,815	—	65,150	36,384	(33,049)	—	—	—
Total	477,008			36,199	(32,928)	2,366	—	294,343

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Windsor Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena’s research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings recovery, and there is meaningful downside protection in case earnings do not recover. Pzena has managed a portion of the fund since 2012.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. The advisor has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1958.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

18

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average.

The board did not consider the profitability of Pzena or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Pzena and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

19

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q222 062020

Semiannual Report | April 30, 2020 Vanguard Windsor™ II Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	19

Liquidity Risk Management	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Windsor II Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$907.15	$1.56
Admiral™ Shares	1,000.00	907.17	1.19
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.22	$1.66
Admiral Shares	1,000.00	1,023.62	1.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Windsor II Fund

Fund Allocation

As of April 30, 2020

Communication Services	8.4%
Consumer Discretionary	8.8
Consumer Staples	6.2
Energy	4.8
Financials	15.9
Health Care	18.9
Industrials	8.1
Information Technology	23.7
Materials	2.1
Other	0.8
Real Estate	1.7
Utilities	0.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective report-ing period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Windsor II Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (95.1%)
Communication Services (8.0%)
*	Alphabet Inc. Class A	787,597	1,060,657
*	Alphabet Inc. Class C	334,565	451,214
*	Facebook Inc. Class A	1,666,662	341,182
	Verizon Communications Inc.	4,296,510	246,835
*	Electronic Arts Inc.	1,529,261	174,733
	Walt Disney Co.	1,441,681	155,918
*	Twitter Inc.	4,540,000	130,207
	Vodafone Group plc ADR	9,082,432	128,426
	Comcast Corp. Class A	3,232,113	121,624
	News Corp. Class A	11,050,110	109,507
*	Discovery Communications Inc. Class C	5,079,798	103,679
	Interpublic Group of Cos. Inc.	2,230,783	37,879
	Omnicom Group Inc.	621,379	35,437
	ViacomCBS Inc. Class B	2,019,379	34,854
			3,132,152
Consumer Discretionary (8.4%)
	McDonald’s Corp.	2,495,779	468,108
	Lowe’s Cos. Inc.	3,760,500	393,912
	Lennar Corp. Class A	6,624,659	331,697
	Home Depot Inc.	1,165,854	256,290
	Dollar General Corp.	1,363,761	239,067
	Sony Corp. ADR	3,375,000	216,844
	DR Horton Inc.	4,354,110	205,601
*	Alibaba Group Holding Ltd. ADR	962,845	195,140
	General Motors Co.	8,222,424	183,278
	Ross Stores Inc.	1,972,202	180,180
	Aptiv plc	2,251,629	156,601
	Magna International Inc.	3,659,532	142,831
	Starbucks Corp.	1,808,676	138,780
	Harley-Davidson Inc.	2,293,773	50,073
	Genuine Parts Co.	563,542	44,678
	Booking Holdings Inc.	25,700	38,051
	Goodyear Tire & Rubber Co.	4,584,996	32,874
*	Adient plc	1,311,943	19,653
	Lennar Corp. Class B	47,457	1,810
			3,295,468
Consumer Staples (5.9%)
	Coca-Cola Co.	13,196,975	605,609
	Procter & Gamble Co.	4,220,845	497,511
	Mondelez International Inc. Class A	6,103,119	313,945
	PepsiCo Inc.	1,413,945	187,051
	Kimberly-Clark Corp.	1,338,696	185,383
	Tyson Foods Inc. Class A	2,404,064	149,509
*	Nestle SA	1,213,373	128,508
^	Unilever plc ADR	2,445,698	126,858
	Walgreens Boots Alliance Inc.	2,100,000	90,909
	Unilever NV	579,487	28,638
			2,313,921
Energy (4.6%)
	ConocoPhillips	6,830,564	287,567
	Cabot Oil & Gas Corp.	10,471,000	226,383
	Suncor Energy Inc.	8,952,332	159,799
	Hess Corp.	3,255,567	158,351
	Phillips 66	1,990,000	145,608
	Halliburton Co.	13,784,039	144,732
^	Royal Dutch Shell plc ADR	3,492,712	115,714
	National Oilwell Varco Inc.	9,138,488	115,510
	Apache Corp.	8,331,577	108,977
	Marathon Oil Corp.	12,081,287	73,937
	Pioneer Natural Resources Co.	820,000	73,234
	Marathon Petroleum Corp.	1,958,189	62,819
	EOG Resources Inc.	1,075,811	51,112
	Schlumberger Ltd.	2,915,800	49,044
^	Murphy Oil Corp.	2,182,252	25,882
			1,798,669

4

Windsor II Fund

			Market
			Value•
		Shares	($000)
Financials (15.1%)
	Bank of America Corp.	32,524,307	782,210
	Intercontinental Exchange Inc.	6,595,565	589,973
	Wells Fargo & Co.	17,027,593	494,652
	JPMorgan Chase & Co.	4,787,101	458,413
	Citigroup Inc.	9,339,073	453,505
	American International Group Inc.	11,040,656	280,764
	Commerce Bancshares Inc.	4,235,179	259,151
	Aon plc	1,405,006	242,602
	Goldman Sachs Group Inc.	1,208,649	221,690
	Capital One Financial Corp.	2,892,543	187,321
	Ameriprise Financial Inc.	1,330,000	152,870
	Fifth Third Bancorp	8,073,639	150,896
	Citizens Financial Group Inc.	5,588,151	125,119
	Chubb Ltd.	1,121,000	121,079
	Travelers Cos. Inc.	1,120,192	113,375
	East West Bancorp Inc.	3,000,000	105,210
	Truist Financial Corp.	2,717,868	101,431
	Equitable Holdings Inc.	5,114,540	93,698
	BNP Paribas SA	2,844,400	89,361
	Discover Financial Services	2,037,178	87,538
	Hartford Financial Services Group Inc.	2,233,400	84,847
	Cullen/Frost Bankers Inc.	1,132,000	81,346
	Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	79,549
	Bank of New York Mellon Corp.	2,041,034	76,620
	Morgan Stanley	1,846,316	72,800
	China Construction Bank Corp. Class H	83,144,000	66,737
	BOK Financial Corp.	1,274,000	65,980
	Industrial & Commercial Bank of China Ltd. Class H	75,048,000	50,320
	Barclays plc	36,008,864	48,083
	American Express Co.	489,210	44,640
	State Street Corp.	665,188	41,933
	Sumitomo Mitsui Financial Group Inc.	1,227,100	32,269
	Synchrony Financial	1,624,651	32,152
	Royal Bank of Scotland Group plc	19,118,400	26,673
	CIT Group Inc.	1,001,610	19,011
	Banco de Sabadell SA	37,150,674	15,403
			5,949,221
Health Care (18.0%)
	Medtronic plc	10,824,211	1,056,768
	Johnson & Johnson	4,618,959	693,029
	Pfizer Inc.	17,904,404	686,813
	Danaher Corp.	3,869,871	632,569
	Anthem Inc.	1,910,716	536,395
	UnitedHealth Group Inc.	1,729,350	505,783
	Cigna Corp.	1,637,373	320,565
	Thermo Fisher Scientific Inc.	890,884	298,161
	Humana Inc.	714,153	272,678
	Amgen Inc.	1,116,000	266,970
	HCA Healthcare Inc.	1,983,100	217,903
	Roche Holding AG	555,700	192,437
	Zoetis Inc.	1,405,863	181,792
	Novartis AG ADR	1,947,000	164,969
*	Alcon Inc.	3,105,000	163,975
*	IQVIA Holdings Inc.	939,575	133,974
*	Elanco Animal Health Inc.	5,064,677	125,148
	GlaxoSmithKline plc ADR	2,970,294	124,960
*	Laboratory Corp. of America Holdings	686,315	112,864
	Zimmer Biomet Holdings Inc.	803,308	96,156
	Sanofi ADR	1,546,991	72,446
*	Biogen Inc.	205,811	61,091
*	Centene Corp.	900,388	59,948
	AbbVie Inc.	671,167	55,170
	Merck & Co. Inc.	555,229	44,052
			7,076,616
Industrials (7.7%)
	Honeywell International Inc.	3,274,086	464,593
	General Electric Co.	53,188,284	361,680
	Caterpillar Inc.	3,023,416	351,865
	Norfolk Southern Corp.	1,440,399	246,452
	Cummins Inc.	1,290,772	211,041
	Allegion plc	1,836,000	184,592
	Xylem Inc.	2,400,000	172,560
	Oshkosh Corp.	2,540,000	171,526
	Parker-Hannifin Corp.	1,059,000	167,449
	FedEx Corp.	1,117,890	141,715
	Johnson Controls International plc	4,680,000	136,235
	General Dynamics Corp.	1,018,000	132,971
*	CNH Industrial NV	18,302,399	114,207
	Stanley Black & Decker Inc.	569,690	62,780
	PACCAR Inc.	738,120	51,100
	Boeing Co.	310,700	43,815
	Fluor Corp.	2,263,685	26,485
*	Embraer SA ADR	1,662,054	10,521
			3,051,587

5

Windsor II Fund

			Market
			Value•
		Shares	($000)
Information Technology (22.5%)
	Microsoft Corp.	14,142,142	2,534,413
	Apple Inc.	4,441,458	1,304,900
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,716,485	463,107
	Samsung Electronics Co. Ltd.	9,721,500	399,724
*	Adobe Inc.	1,030,000	364,249
	Analog Devices Inc.	3,171,830	347,633
	Visa Inc. Class A	1,902,485	340,012
	Cisco Systems Inc.	6,922,980	293,396
*	ANSYS Inc.	1,110,000	290,631
*	Micron Technology Inc.	6,046,623	289,573
	Texas Instruments Inc.	2,410,097	279,740
*	PayPal Holdings Inc.	1,861,300	228,940
	Oracle Corp.	4,002,625	212,019
^	Microchip Technology Inc.	2,377,000	208,534
	QUALCOMM Inc.	2,191,000	172,366
	Corning Inc.	7,041,451	154,982
	Accenture plc Class A	802,910	148,691
	Hewlett Packard Enterprise Co.	14,428,241	145,148
	TE Connectivity Ltd.	1,392,066	102,261
*	salesforce.com Inc.	621,137	100,593
	Motorola Solutions Inc.	692,595	99,602
	Telefonaktiebolaget LM Ericsson ADR	11,536,480	97,599
	Fidelity National Information Services Inc.	682,300	89,989
	CDW Corp.	478,467	53,014
*	Palo Alto Networks Inc.	244,613	48,069
	Applied Materials Inc.	631,172	31,357
*	PTC Inc.	442,837	30,667
*	Teradata Corp.	1,042,423	25,633
			8,856,842
Materials (2.0%)
	Corteva Inc.	7,087,000	185,609
	Martin Marietta Materials Inc.	823,000	156,559
	RPM International Inc.	2,014,266	133,767
	International Paper Co.	3,030,929	103,809
	Avery Dennison Corp.	935,271	103,245
	Vulcan Materials Co.	628,985	71,057
	PPG Industries Inc.	397,800	36,132
			790,178
Other (0.7%)
^	SPDR S&P 500 ETF Trust 970,942		282,039

Real Estate (1.6%)
	Prologis Inc.	3,938,709	351,451
	Sun Communities Inc.	894,000	120,154
	Equity LifeStyle Properties Inc.	1,932,000	116,519
	Crown Castle International Corp.	332,472	53,006
			641,130
Utilities (0.6%)
	PPL Corp.	6,246,103	158,776
	Southern Co.	1,221,210	69,279
			228,055

Total Common Stocks
(Cost $33,433,349)			37,415,878
Temporary Cash Investments (6.1%)
Money Market Fund (6.0%)
1,2	Vanguard Market
	Liquidity Fund, 0.522% 23,381,179		2,338,118

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Cash
	Management Bill,
	0.100%–0.103%, 7/14/20	17,000	16,996
	United States Treasury
	Bill, 1.551%, 5/14/20	4,400	4,400
3	United States Treasury
	Bill, 1.551%, 5/21/20	30,000	29,998
			51,394
Total Temporary Cash Investments
(Cost $2,388,694)			2,389,512
Total Investments (101.2%)
(Cost $35,822,043)			39,805,390
Other Assets and Liabilities—
Net (-1.2%)[2]			(485,559)
Net Assets (100%)			39,319,831

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $464,756,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $495,131,000 was received for securities on loan.

3	Securities with a value of $44,239,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

6

Windsor II Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	3,514	509,952	22,360

See accompanying Notes, which are an integral part of the Financial Statements.

7

Windsor II Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,484,717)	37,467,272
Affiliated Issuers (Cost $2,337,326)	2,338,118
Total Investments in Securities	39,805,390
Investment in Vanguard	1,809
Cash	731
Receivables for Investment Securities Sold	176,830
Receivables for Accrued Income	35,999
Receivables for Capital Shares Issued	10,292
Total Assets	40,031,051
Liabilities
Payables for Investment Securities Purchased	158,874
Collateral for Securities on Loan	495,131
Payables for Capital Shares Redeemed	17,461
Payables to Investment Advisor	12,083
Payables to Vanguard	20,631
Variation Margin Payable—Futures Contracts	7,040
Total Liabilities	711,220
Net Assets	39,319,831

At April 30, 2020, net assets consisted of:

Paid-in Capital	33,472,452
Total Distributable Earnings (Loss)	5,847,379
Net Assets	39,319,831

Investor Shares—Net Assets
Applicable to 340,499,507 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,536,835
Net Asset Value Per Share—Investor Shares	$30.95

Admiral Shares—Net Assets
Applicable to 524,152,276 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,782,996
Net Asset Value Per Share—Admiral Shares	$54.91

See accompanying Notes, which are an integral part of the Financial Statements.

8

Windsor II Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	436,550
Dividends—Affiliated Issuers	233
Interest—Unaffiliated Issuers	296
Interest—Affiliated Issuers	11,539
Securities Lending—Net	611
Total Income	449,229
Expenses
Investment Advisory Fees—Note B
Basic Fee	27,583
Performance Adjustment	(2,597)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	12,026
Management and Administrative—Admiral Shares	21,624
Marketing and Distribution—Investor Shares	527
Marketing and Distribution—Admiral Shares	690
Custodian Fees	320
Shareholders’ Reports—Investor Shares	79
Shareholders’ Reports—Admiral Shares	95
Trustees’ Fees and Expenses	32
Total Expenses	60,379
Net Investment Income	388,850
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,615,451
Investment Securities Sold—Affiliated Issuers	18,001
Futures Contracts	67,183
Foreign Currencies	51
Realized Net Gain (Loss)	1,700,686
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(6,160,971)
Investment Securities—Affiliated Issuers	(16,101)
Futures Contracts	(2,765)
Foreign Currencies	(21)
Change in Unrealized Appreciation (Depreciation)	(6,179,858)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,090,322)

1 Dividends are net of foreign withholding taxes of $7,914,000.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Windsor II Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	388,850	1,021,147
Realized Net Gain (Loss)	1,700,686	3,748,740
Change in Unrealized Appreciation (Depreciation)	(6,179,858)	(93,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,090,322)	4,676,440
Distributions[1]
Investor Shares	(1,050,102)	(1,149,738)
Admiral Shares	(2,983,851)	(3,272,645)
Total Distributions	(4,033,953)	(4,422,383)
Capital Share Transactions
Investor Shares	526,860	(15,087)
Admiral Shares	776,417	(284,508)
Net Increase (Decrease) from Capital Share Transactions	1,303,277	(299,595)
Total Increase (Decrease)	(6,820,998)	(45,538)
Net Assets
Beginning of Period	46,140,829	46,186,367
End of Period	39,319,831	46,140,829

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Windsor II Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.22	$37.39	$38.81	$35.03	$36.73	$39.59
Investment Operations
Net Investment Income	.292[1]	.775[1]	.783[1]	.750[1]	.847[1]	.809
Net Realized and Unrealized Gain (Loss) on Investments	(3.278)	2.628	.950	5.847	.096	(.229)
Total from Investment Operations	(2.986)	3.403	1.733	6.597	.943	.580
Distributions
Dividends from Net Investment Income	(.391)	(.844)	(.740)	(.851)	(.781)	(.827)
Distributions from Realized Capital Gains	(2.893)	(2.729)	(2.413)	(1.966)	(1.862)	(2.613)
Total Distributions	(3.284)	(3.573)	(3.153)	(2.817)	(2.643)	(3.440)
Net Asset Value, End of Period	$30.95	$37.22	$37.39	$38.81	$35.03	$36.73

Total Return[2]	-9.28%	10.82%	4.44%	19.60%	2.86%	1.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,537	$12,119	$12,061	$13,638	$13,773	$15,397
Ratio of Total Expenses to Average Net Assets[3]	0.33%	0.33%	0.33%	0.34%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.71%	2.20%	2.04%	2.01%	2.46%	2.12%
Portfolio Turnover Rate	51%	32%	29%	32%	33%	26%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.03%), (0.03%), (0.02%), (0.03%), and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.

11

Windsor II Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$66.06	$66.35	$68.88	$62.18	$65.20	$70.27
Investment Operations
Net Investment Income	.544[1]	1.426[1]	1.443[1]	1.377[1]	1.552[1]	1.492
Net Realized and Unrealized Gain (Loss) on Investments	(5.839)	4.675	1.682	10.376	.168	(.401)
Total from Investment Operations	(5.295)	6.101	3.125	11.753	1.720	1.091
Distributions
Dividends from Net Investment Income	(.721)	(1.547)	(1.371)	(1.565)	(1.437)	(1.525)
Distributions from Realized Capital Gains	(5.134)	(4.844)	(4.284)	(3.488)	(3.303)	(4.636)
Total Distributions	(5.855)	(6.391)	(5.655)	(5.053)	(4.740)	(6.161)
Net Asset Value, End of Period	$54.91	$66.06	$66.35	$68.88	$62.18	$65.20

Total Return[2]	-9.28%	10.93%	4.52%	19.68%	2.94%	1.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,783	$34,022	$34,126	$35,514	$30,991	$31,763
Ratio of Total Expenses to Average Net Assets[3]	0.25%	0.25%	0.25%	0.26%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.79%	2.28%	2.12%	2.09%	2.54%	2.20%
Portfolio Turnover Rate	51%	32%	29%	32%	33%	26%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.03%), (0.03%), (0.02%), (0.03%), and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.

12

Windsor II Fund

Notes to Financial Statements

Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead

13

Windsor II Fund

of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

14

Windsor II Fund

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The investment advisory firms Lazard Asset Management LLC, Sanders Capital, LLC, Hotchkis and Wiley Capital Management, LLC, and, beginning December 2019, Aristotle Capital Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an

15

Windsor II Fund

annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Sanders Capital, LLC, is subject to quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. In accordance with the advisory contract entered into with Aristotle Capital Management, LLC, beginning February 1, 2021, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the S&P 500 Index since January 31, 2020. Until November 2019, a portion of the fund was managed by Barrow, Hanley, Mewhinney & Strauss, LLC. The basic fee paid to Barrow, Hanley, Mewhinney & Strauss, LLC, was subject to quarterly adjustments based on performance relative to the MSCI US Prime Market 750 Index for the preceding three years.

Until November 2019, Vanguard provided investment advisory services to a portion of the fund. The fund paid Vanguard advisory fees of $20,000 for the six months ended April 30, 2020. Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $2,597,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,809,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

16

Windsor II Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	36,366,362	1,049,516	—	37,415,878
Temporary Cash Investments	2,338,118	51,394	—	2,389,512
Total	38,704,480	1,100,910	—	39,805,390
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	7,040	—	—	7,040

1 Represents variation margin on the last day of the reporting period.

E. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	35,822,043
Gross Unrealized Appreciation	8,443,380
Gross Unrealized Depreciation	(4,437,673)
Net Unrealized Appreciation (Depreciation)	4,005,707

F. During the six months ended April 30, 2020, the fund purchased $21,266,218,000 of investment securities and sold $23,600,807,000 of investment securities, other than temporary cash investments.

17

Windsor II Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	832,963	27,805	651,279	18,910
Issued in Lieu of Cash Distributions	1,026,143	28,409	1,122,692	35,211
Redeemed	(1,332,246)	(41,293)	(1,789,058)	(51,114)
Net Increase (Decrease)—Investor Shares	526,860	14,921	(15,087)	3,007
Admiral Shares
Issued	1,164,932	20,111	1,513,788	24,434
Issued in Lieu of Cash Distributions	2,802,995	43,742	3,089,248	54,596
Redeemed	(3,191,510)	(54,743)	(4,887,544)	(78,289)
Net Increase (Decrease)—Admiral Shares	776,417	9,110	(284,508)	741

H. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,799,860	NA1	NA1	(278)	687	11,539	—	2,338,118
Vanguard Value ETF	29,097	—	30,588	18,279	(16,788)	233	—	—
Total	1,828,957			18,001	(16,101)	11,772	—	2,338,118

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Windsor II Fund has renewed the fund’s investment advisory arrangements with Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); Lazard Asset Management LLC (Lazard); and Sanders Capital, LLC (Sanders Capital). Effective November 2019, the board also approved a restructuring of the fund’s investment advisory arrangements whereby Aristotle Capital Management, LLC (Aristotle), has been added as an advisor, while Barrow, Hanley, Mewhinney & Strauss, LLC, and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group, have been removed as advisors. The board determined that the foregoing actions were in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund by Aristotle, reviewed the quality of the investment management services provided by Hotchkis and Wiley, Lazard, and Sanders Capital over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Aristotle. Founded in 2010, Aristotle manages domestic, international, and global value strategies for institutional and individual clients. Aristotle employs a value-oriented investment style founded on fundamental research and investment in high-quality businesses. The portfolio managers are supported by a group of global research analysts, all of whom have research coverage responsibility for one or more global economic sectors or industries. The investment team takes a research-first mentality by focusing on market inefficiency as well as edge and evidence, and it seeks a comprehensive understanding of companies within the context of their competitors, suppliers, and customers. The team has employed the same research-driven, bottom-up, quality-value approach for more than 20 years, seeking to invest in high-quality companies available at attractive valuations. Aristotle has managed a portion of the fund since December 2019.

Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-capitalization portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The advisor

19

believes that the market frequently undervalues companies due to the extrapolation of current trends, while capital flows usually cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macro-economic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the fund since 2003.

Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team employs a relative value, bottom-up stock-selection process to identify stocks with sustainable financial productivity and attractive valuations. Using scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the fund since 2007.

Sanders Capital. Founded in 2009, Sanders Capital employs a traditional, bottom-up, fundamental research approach to identify securities that are undervalued relative to their expected total return. The portfolio managers are supported by a well-credentialed and experienced sector analyst team, in addition to a quantitative research analyst. Sanders Capital has managed a portion of the fund since 2010.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval or continuation, as applicable, of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of Hotchkis and Wiley’s, Lazard’s, and Sanders Capital’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. The board also concluded that Aristotle has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that Hotchkis and Wiley’s, Lazard’s, and Sanders Capital’s advisory fee rates were also well below the peer-group average. The board also concluded that the advisory fee rate to be paid to Aristotle is well below the fund’s peer-group average.

The board did not consider the profitability of Aristotle, Hotchkis and Wiley, Lazard, or Sanders Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Aristotle, Hotchkis and Wiley, Lazard, and Sanders Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

20

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor II Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

21

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q732 062020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:       /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:       /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

VANGUARD WINDSOR FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: June 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.